First Sentier Global Listed Infrastructure Fund

Schedule of Investments
at January 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS: 85.58%
	Airport Services - 6.23%
12,321	Aena SME SA*^	$1,900,103
8,459	Flughafen Zurich AG*^	1,393,815
28,840	Grupo Aeroportuario del Sureste SAB de CV - Class B*^	453,964
		3,747,882

	Construction & Engineering - 3.55%
11,300	Eiffage SA*^	1,025,673
11,956	VINCI SA^	1,108,656
		2,134,329

	Electric Utilities - 28.16%
30,517	Alliant Energy Corp.	1,484,652
122,000	CLP Holdings Ltd.^	1,144,918
39,400	Emera, Inc.^	1,647,482
18,014	Evergy, Inc.	967,892
20,542	Eversource Energy	1,797,425
16,075	Exelon Corp.	668,077
29,288	First Energy Corp.	900,899
50,074	NextEra Energy, Inc.	4,049,484
10,327	Pinnacle West Capital Corp.	777,107
26,637	Portland General Electric Co.	1,126,479
44,606	SSE plc^	903,577
23,057	Xcel Energy, Inc.	1,475,417
		16,943,409

	Gas Utilities - 6.29%
146,200	China Gas Holdings Ltd.^	514,547
27,120	Rubis SCA^	1,227,499
41,200	Tokyo Gas Co. Ltd.^	902,804
31,665	UGI Corp.	1,139,623
		3,784,473

	Highways & Railtracks - 11.12%
79,410	Atlantia SpA*^	1,258,013
1,002,000	Jiangsu Expressway Co. Ltd. - Class H^	1,161,975
76,197	Promotora y Operadora de Infraestructura SAB de CV^	574,553
366,961	Transurban Group^	3,697,543
		6,692,084

	Integrated Telecommunication Services - 0.89%
49,729	Infrastrutture Wireless Italiane SpA^	534,049

	Multi-Utilities - 12.19%
17,637	Avista Corp.	661,035
74,605	CenterPoint Energy, Inc.	1,573,420
40,643	Dominion Energy, Inc.	2,962,468
106,349	Hera SpA^	371,537
56,621	National Grid plc^	657,690
49,899	NiSource, Inc.	1,105,263
		7,331,413

	Oil & Gas Storage & Transportation - 3.15%
11,125	Cheniere Energy, Inc.*	704,546
45,100	Pembina Pipeline Corp.^	1,187,148
		1,891,694

	Railroads - 9.48%
410,038	Aurizon Holdings Ltd.^	1,156,590
13,767	CSX Corp.	1,180,589
16,700	East Japan Railway Co.^	1,101,568
6,127	Norfolk Southern Corp.	1,449,771
15,300	West Japan Railway Co.^	815,658
		5,704,176

	Water Utilities - 4.52%
18,374	Essential Utilities, Inc.	850,716
526,000	Guangdong Investment Ltd.^	921,271
29,986	Severn Trent plc^	947,942
		2,719,929
	TOTAL COMMON STOCKS (Cost $51,129,280)	51,483,438

	MLP INVESTMENTS: 4.00%
	Oil & Gas Storage & Transportation - 4.00%
59,349	Enterprise Products Partners, LP	1,200,630
27,184	Magellan Midstream Partners, LP	1,208,601
	TOTAL MLP INVESTMENTS (Cost $2,026,485)	2,409,231

	REITs: 9.94%
	Real Estate - 9.94%
16,792	American Tower Corp.	3,817,829
2,974	Crown Castle International Corp.	473,639
6,281	SBA Communications Corp.	1,687,516
	TOTAL REITs (Cost $6,124,026)	5,978,984

	Total Investments in Securities (Cost $59,279,791): 99.52%	59,871,653
	Other Assets in Excess of Liabilities: 0.48%	288,297
	Net Assets: 100.00%	$60,159,950

	* Non-income producing security.
	^ Foreign issuer.

LP	Limited Partnership
Ltd.	Company is incorporated and shareholders have limited liability.
plc	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REIT	Real Estate Investment Trust
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SAB de CV	Sociedad Anonima de Capital Variable which is the most formal business structure in Mexico.
SpA	Società per Azioni is the Italian term for a limited share company.
AG	Aktiengesellschaft is the German term for a public limited company.
SCA	Societe en commandite par actions is the French term for a limited share company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	55.77%
Australia	8.07%
China	6.22%
France	5.59%
Canada	4.71%
Japan	4.69%
United Kingdom	4.17%
Italy	3.59%
Spain	3.16%
Switzerland	2.32%
Mexico	1.71%
100.00%

First Sentier Global Listed Infrastructure Fund
Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

First Sentier Global Listed Infrastructure Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$-	$534,049	$-	$534,049
Energy	1,891,694	-	-	1,891,694
Industrials	3,658,877	14,619,594	-	18,278,471
Utilities	23,187,439	7,591,785	-	30,779,224
Total Common Stocks	28,738,010	22,745,428	-	51,483,438
MLP Investments	2,409,231	-	-	2,409,231
REITs	5,978,984	-	-	5,978,984
Total Investments in Securities	$37,126,225	$22,745,428	$-	$59,871,653

Refer to the Fund’s schedule of investments for a detailed break-out of holdings by industry classification.